Tangible Assets (Owned and Under Finance Leases)	12 Months Ended
Dec. 31, 2017
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Tangible Assets (Owned and Under Finance Leases)

NOTE 7—TANGIBLE ASSETS (OWNED AND UNDER FINANCE LEASES)

Property, plant and equipment owned

Property, plant and equipment owned increased by 269 million euros compared to December 31, 2016. The breakdown and movements are as follows:

	As of December 31, 2015	Addition	Depreciation	Impairment losses / Reversals	Disposals	Exchange Differences	Other changes	As of December 31, 2016
	(millions of euros)
Land	171	21		(2)		2	11	203
Buildings (civil and industrial)	444	87	(48)		(1)	4	23	509
Plant and equipment	10,909	2,113	(2,170)		(17)	457	417	11,709
Manufacturing and distribution equipment	41	11	(15)				1	38
Other	378	93	(157)		(5)	28	54	391
Construction in progress and advance payments	716	824		(1)	(1)	54	(495)	1,097

Total	12,659	3,149	(2,390)	(3)	(24)	545	11	13,947

	As of December 31, 2016	Addition	Depreciation	Impairment losses / Reversals	Disposals	Exchange Differences	Other changes	As of December 31, 2017
	(millions of euros)
Land	203	6				(2)	6	213
Buildings (civil and industrial)	509	10	(39)			(3)	11	488
Plant and equipment	11,709	2,601	(2,286)	(8)	(8)	(332)	373	12,049
Manufacturing and distribution equipment	38	12	(16)				2	36
Other	391	88	(159)		(2)	(18)	76	376
Construction in progress and advance payments	1,097	541		1	(1)	(41)	(543)	1,054

Total	13,947	3,258	(2,500)	(7)	(11)	(396)	(75)	14,216

Land comprises both built-up land and available land and is not subject to depreciation. The figure for December 31, 2017 refers primarily to TIM S.p.A. (178 million euros).

Buildings (civil and industrial) almost exclusively includes buildings for industrial use hosting telephone exchanges or for office use, and light constructions. The figure for 2017 mainly refers to TIM S.p.A. (450 million euros).

Plant and equipment includes the aggregate of all the structures used for the functioning of voice and data telephone services. The figure at December 31, 2017 was mainly attributable to TIM S.p.A. (9,183 million euros) and to companies of the Brazil Business Unit (2,059 million euros).

Manufacturing and distribution equipment consists of instruments and equipment used for the operations and maintenance of plants and equipment; the amount was essentially in line with the end of the prior year and primarily related to TIM S.p.A..

The item Other mainly consists of hardware for the functioning of the Data Center and for work stations, furniture and fixtures and, to a minimal extent, transport vehicles and office machines.

Construction in progress and advance payments refer to the internal and external costs incurred for the acquisition and internal production of tangible assets, which are not yet in use.

Additions in 2017 increased by 109 million euros compared to the previous year, driven mainly by higher capex in network innovation, and included 354 million euros of internally generated assets (350 million euros in 2016). Further details are provided in the Note “Internally generated assets”.

Depreciation, impairment losses and reversals have been recorded in the income statement as components of the operating result.

Depreciation for the years 2017, 2016 and 2015 was calculated on a straight-line basis over the estimated useful lives of the assets according to the following minimum and maximum rates:

Buildings (civil and industrial)	2%-5.55%
Plant and equipment	3%-50%
Manufacturing and distribution equipment	20%
Other	10%-50%

The gross carrying amount, accumulated impairment losses and accumulated depreciation at December 31, 2017 and 2016 can be summarized as follows:

	As of December 31, 2016
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	207	(4)		203
Buildings (civil and industrial)	1,705	(1)	(1,195)	509
Plant and equipment	69,372	(67)	(57,596)	11,709
Manufacturing and distribution equipment	304	(1)	(265)	38
Other	4,010	(2)	(3,617)	391
Construction in progress and advance payments	1,098	(1)		1,097

Total	76,696	(76)	(62,673)	13,947

	As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	218	(5)		213
Buildings (civil and industrial)	1,717		(1,229)	488
Plant and equipment	68,964	(62)	(56,853)	12,049
Manufacturing and distribution equipment	310	(1)	(273)	36
Other	3,988	(2)	(3,610)	376
Construction in progress and advance payments	1,054			1,054

Total	76,251	(70)	(61,965)	14,216

Impairment losses on “Plant and equipment”, mainly relating to years prior to 2004, refer to the Telecom Italia Sparkle group. With respect to the gross carrying amounts of tangible assets, in 2017 TIM S.p.A. carried out disposals for a total amount of 2,223 million euros, mainly in relation to fully depreciated assets. Disposals mainly involved plant and equipment for around 2,188 million euros.

Assets held under finance leases

Assets held under finance lease decreased by 82 million euros compared to December 31, 2016. The breakdown and movements are as follows:

	As of December 31, 2015	Addition	Change in finance lease contracts	Depreciation	Exchange Differences	Other changes	As of December 31, 2016
	(millions of euros)
Land	16						16
Buildings (civil and industrial)	1,880	23	70	(125)		(13)	1,835
Plant and equipment	284		28	(17)	69	1	365
Other	7		134	(16)			125
Construction in progress and advance payments	21	63				(12)	72

Total	2,208	86	232	(158)	69	(24)	2,413

	As of December 31, 2016	Addition	Change in finance lease contracts	Depreciation	Exchange differences	Other changes	As of December 31, 2017
	(millions of euros)
Land	16						16
Buildings (civil and industrial)	1,835	47	2	(130)		14	1,768
Plant and equipment	365	72	14	(21)	(43)	(34)	353
Other	125		52	(29)	(1)	(9)	138
Construction in progress and advance payments	72	32				(48)	56

Total	2,413	151	68	(180)	(44)	(77)	2,331

The additions consisted of the acquisition of IRU transmission capacity, due to full payment at the beginning of the contract, and improvements and incremental expenses incurred for movable and immovable third-party assets used on the basis of finance lease agreements.

The changes in financial leasing contracts mainly related to TIM S.p.A. (54 million euros) and only for a residual amount to the Brazil Business Unit.

The item Buildings (civil and industrial) includes buildings under long rent contracts and related building adaptations, almost exclusively attributable to TIM S.p.A..

The item Plant and equipment mainly includes the recognition of the value of the telecommunications towers sold by the Tim Brasil group to American Tower do Brasil and subsequently repurchased in the form of finance lease.

Other changes include changes to the carrying amount deriving from revisions of estimates to take into account significant changes between estimated costs at the start of the contracts and the costs effectively incurred.

The item Other mainly comprises finance leases on vehicles. In 2017, 3,583 new leases on industrial vehicles were negotiated by the Parent, resulting in an impact on the balance sheet at December 31, 2017 of 52 million euros in terms of higher tangible assets and related payables for financial leases.

Depreciation and impairment losses have been recorded in the income statement as components of the operating result.

The gross carrying amount, accumulated impairment losses and accumulated depreciation at December 31, 2017 and 2016 can be summarized as follows:

	As of December 31, 2016
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	16			16
Buildings (civil and industrial)	3,330	(27)	(1,468)	1,835
Plant and equipment	394		(29)	365
Other	164		(39)	125
Construction in progress and advance payments	72			72

Total	3,976	(27)	(1,536)	2,413

	As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	16			16
Buildings (civil and industrial)	3,391	(27)	(1,596)	1,768
Plant and equipment	397		(44)	353
Other	200		(62)	138
Construction in progress and advance payments	56			56

Total	4,060	(27)	(1,702)	2,331

At December 31, 2017 and 2016, finance lease payments due in future years and their present value are as follows:

	As of December 31,
	2017		2016
	Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
	(millions of euros)
Within 1 year	271	234	298	230
From 2 to 5 years	1,031	691	1,088	707
Beyond 5 years	2,878	1,391	3,123	1,539

Total	4,180	2,316	4,509	2,476

	As of December 31,
	2017	2016
	(millions of euros)
Future net minimum lease payments	4,180	4,509
Interest portion	(1,864)	(2,033)

Present value of lease payments	2,316	2,476

Financial lease liabilities	2,430	2,636
Financial receivables for lease contracts	(114)	(160)

Total net finance lease liabilities	2,316	2,476

At December 31, 2017, the inflation adjustment to finance lease payments was 13 million euros (16 million euros at December 31, 2016) and related to TIM S.p.A.